Connors Hedged Equity Fund
Schedule of Investments
February 28, 2025 (Unaudited)
COMMON STOCKS — 97.65% Shares Fair Value
Communications — 10.21%
Alphabet, Inc., Class A
(a)
8,145 $ 1,386,931
AT&T, Inc. 36,000 986,760
Meta Platforms, Inc., Class A
(a)
1,950 1,302,990
Walt Disney Co. (The)
(a)
10,000 1,138,000
4,814,681
Consumer Discretionary — 8.69%
Amazon.com, Inc.
(a) (b)
8,800 1,868,064
Chipotle Mexican Grill, Inc.
(a) (b)
4,000 215,880
Lowe's Companies, Inc.
(a)
4,275 1,062,936
TJX Companies, Inc. (The)
(a)
7,625 951,295
4,098,175
Consumer Staples — 5.82%
Coca-Cola Co. (The)
(a)
6,835 486,720
Costco Wholesale Corp.
(a)
965 1,011,909
Procter & Gamble Co. (The)
(a)
3,600 625,824
Target Corp.
(a)
5,000 621,200
2,745,653
Energy — 3.53%
Chevron Corp.
(a)
6,100 967,582
Williams Companies, Inc. (The)
(a)
12,000 698,160
1,665,742
Financials — 15.92%
American Express Co.
(a)
3,565 1,072,922
Bank of America Corp.
(a)
21,750 1,002,675
Chubb Ltd.
(a)
3,370 962,068
JPMorgan Chase & Co.
(a)
4,280 1,132,702
Morgan Stanley
(a)
10,700 1,424,277
Visa, Inc., Class A
(a)
2,035 738,115
Wells Fargo & Co.
(a)
14,985 1,173,625
7,506,384
Health Care — 10.79%
Abbott Laboratories
(a)
8,170 1,127,542
AbbVie, Inc.
(a)
5,300 1,107,859
Eli Lilly & Co.
(a)
1,140 1,049,518
Stryker Corp.
(a)
2,310 892,099
Thermo Fisher Scientific, Inc.
(a)
1,720 909,811
5,086,829
Industrials — 9.37%
Dover Corp.
(a)
4,445 883,533
Eaton Corp. PLC 3,650 1,070,618
Quanta Services, Inc.
(a)
3,210 833,412
RTX Corp.
(a)
7,200 957,528
Stanley Black & Decker, Inc.
(a)
7,800 674,934
4,420,025
Materials — 4.03%
DuPont de Nemours, Inc.
(a)
12,000 981,240

Connors Hedged Equity Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
COMMON STOCKS — 97.65% - continued Shares Fair Value
Materials — 4.03% - continued
Linde PLC
(a)
1,965 $ 917,753
1,898,993
Real Estate — 4.20%
Prologis, Inc. 6,900 855,048
Welltower, Inc.
(a)
7,350 1,128,299
1,983,347
Technology — 25.09%
Apple, Inc.
(a)
10,710 2,590,106
Broadcom, Inc.
(a)
4,900 977,207
Microsoft Corp.
(a)
4,935 1,959,146
Nvidia Corp.
(a)
13,525 1,689,543
Oracle Corp.
(a)
5,210 865,173
Palo Alto Networks, Inc.
(a) (b)
5,500 1,047,365
Salesforce, Inc.
(a)
2,950 878,657
ServiceNow, Inc.
(a) (b)
1,245 1,157,551
Tyler Technologies, Inc.
(a) (b)
1,100 669,273
11,834,021
Total Common Stocks (Cost $37,136,118) 46,053,850
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED OPTIONS — 0.78%
PURCHASED PUT OPTIONS — 0.78%
S&P 500 Index 15 $ 8,931,750 $ 5,900.00 April 2025 $ 157,125
S&P 500 Index 15 8,931,750 6,000.00 April 2025 211,950
Total Purchased Put Options (Cost $283,680) 369,075
Total Purchased Options (Cost $283,680) 369,075
MONEY MARKET FUNDS - 2.39% Shares Fair Value
First American Government Obligations Fund - Class X, 4.27%
(c)
1,125,895 1,125,895
Total Money Market Funds (Cost $1,125,895) 1,125,895
Total Investments — 100.82% (Cost $38,545,693) 47,548,820
Liabilities in Excess of Other Assets — (0.82)% (386,698)
NET ASSETS — 100.00% $ 47,162,122
(a) All or a portion of the security is held as collateral for written options
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of February 28, 2025.

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts
February 28, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.08)%
WRITTEN CALL OPTIONS (0.89)%
Abbott Laboratories (45) $ (621,045) $ 140.00 May 2025 $ (21,599)
Abbott Laboratories (4) (55,204) 150.00 June 2025 (758)
AbbVie, Inc. (25) (522,575) 195.00 March 2025 (37,562)
AbbVie, Inc. (5) (104,515) 190.00 April 2025 (10,563)
Alphabet, Inc., Class A (30) (510,840) 210.00 April 2025 (1,080)
Alphabet, Inc., Class A (18) (306,504) 200.00 June 2025 (5,391)
Amazon.com, Inc. (36) (764,208) 240.00 April 2025 (5,130)
Amazon.com, Inc. (4) (84,912) 245.00 April 2025 (364)
Amazon.com, Inc. (3) (63,684) 250.00 April 2025 (191)
Amazon.com, Inc. (10) (212,280) 250.00 May 2025 (2,340)
American Express Co. (18) (541,728) 340.00 April 2025 (2,961)
American Express Co. (3) (90,288) 320.00 May 2025 (2,408)
Apple, Inc. (4) (96,736) 255.00 April 2025 (1,290)
Apple, Inc. (66) (1,596,144) 270.00 May 2025 (15,179)
AT&T, Inc. (180) (493,380) 30.00 June 2025 (9,180)
Bank of America Corp. (42) (193,620) 49.00 May 2025 (4,389)
Bank of America Corp. (87) (401,070) 50.00 May 2025 (6,873)
Broadcom, Inc. (26) (518,518) 260.00 May 2025 (6,955)
Chevron Corp. (20) (317,240) 160.00 March 2025 (4,890)
Chevron Corp. (20) (317,240) 165.00 March 2025 (1,530)
Chipotle Mexican Grill, Inc. (2) (10,794) 68.00 March 2025 (14)
Chubb Ltd. (2) (57,096) 290.00 March 2025 (460)
Chubb Ltd. (18) (513,864) 295.00 May 2025 (14,040)
Coca-Cola Co. (The) (36) (256,356) 67.50 March 2025 (14,490)
Coca-Cola Co. (The) (5) (35,605) 70.00 May 2025 (1,485)
Costco Wholesale Corp. (5) (524,305) 1,040.00 March 2025 (17,500)
Dover Corp. (27) (536,679) 220.00 May 2025 (5,535)
DuPont de Nemours, Inc. (65) (531,505) 85.00 March 2025 (2,925)
DuPont de Nemours, Inc. (7) (57,239) 90.00 April 2025 (210)
Eaton Corp. PLC (5) (146,660) 380.00 March 2025 (25)
Eaton Corp. PLC (12) (351,984) 400.00 April 2025 (870)
Eaton Corp. PLC (5) (146,660) 350.00 June 2025 (2,325)
Eli Lilly & Co. (6) (552,378) 980.00 April 2025 (10,470)
JPMorgan Chase & Co. (25) (661,625) 285.00 June 2025 (15,749)
Linde PLC (12) (560,460) 470.00 April 2025 (12,960)
Lowe's Companies, Inc. (23) (571,872) 280.00 March 2025 (345)
Lowe's Companies, Inc. (3) (74,592) 290.00 March 2025 (12)
Meta Platforms, Inc., Class A (9) (601,380) 745.00 March 2025 (1,598)
Meta Platforms, Inc., Class A (3) (200,460) 675.00 April 2025 (9,023)
Microsoft Corp. (7) (277,893) 480.00 April 2025 (168)
Morgan Stanley (4) (53,244) 145.00 March 2025 (154)
Morgan Stanley (50) (665,550) 140.00 April 2025 (16,249)
Morgan Stanley (5) (66,555) 145.00 April 2025 (913)
Morgan Stanley (5) (66,555) 155.00 May 2025 (505)
Nvidia Corp. (50) (624,600) 155.00 March 2025 (2,575)

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts (continued)
February 28, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.08)% (continued)
WRITTEN CALL OPTIONS (0.89)% (continued)
Nvidia Corp. (30) $ (374,760) $ 165.00 April 2025 $ (2,400)
Oracle Corp. (30) (498,180) 220.00 March 2025 (795)
Palo Alto Networks, Inc. (32) (609,376) 230.00 March 2025 (496)
Procter & Gamble Co. (The) (18) (312,912) 175.00 April 2025 (6,705)
Prologis, Inc. (40) (495,680) 135.00 May 2025 (4,100)
Quanta Services, Inc. (8) (207,704) 350.00 March 2025 (144)
Quanta Services, Inc. (9) (233,667) 380.00 March 2025 (441)
Quanta Services, Inc. (1) (25,963) 390.00 March 2025 (35)
RTX Corp. (7) (93,093) 135.00 March 2025 (1,278)
RTX Corp. (36) (478,764) 135.00 May 2025 (19,620)
Salesforce, Inc. (15) (446,775) 370.00 March 2025 (308)
Salesforce, Inc. (5) (148,925) 360.00 May 2025 (845)
ServiceNow, Inc. (3) (278,928) 1,100.00 March 2025 (233)
ServiceNow, Inc. (3) (278,928) 1,200.00 March 2025 (120)
Stanley Black & Decker, Inc. (47) (406,691) 100.00 March 2025 (705)
Stryker Corp. (11) (424,809) 400.00 March 2025 (2,750)
Stryker Corp. (2) (77,238) 420.00 March 2025 (60)
Target Corp. (30) (372,720) 165.00 April 2025 (615)
Thermo Fisher Scientific, Inc. (4) (211,584) 580.00 March 2025 (280)
Thermo Fisher Scientific, Inc. (6) (317,376) 620.00 March 2025 (222)
TJX Companies, Inc. (The) (37) (461,612) 130.00 March 2025 (2,220)
TJX Companies, Inc. (The) (2) (24,952) 125.00 April 2025 (735)
TJX Companies, Inc. (The) (6) (74,856) 135.00 April 2025 (336)
Tyler Technologies, Inc. (7) (425,901) 710.00 June 2025 (4,795)
Visa, Inc., Class A (8) (290,168) 370.00 May 2025 (8,860)
Visa, Inc., Class A (3) (108,813) 390.00 May 2025 (1,185)
Visa, Inc.. Class A (1) (36,271) 340.00 March 2025 (2,505)
Walt Disney Co. (The) (60) (682,800) 125.00 May 2025 (13,319)
Wells Fargo & Co. (5) (39,160) 80.00 March 2025 (683)
Wells Fargo & Co. (31) (242,792) 82.50 April 2025 (5,565)
Wells Fargo & Co. (53) (415,096) 87.50 May 2025 (5,989)
Welltower, Inc. (45) (690,795) 145.00 March 2025 (43,425)
Williams Companies, Inc. (The) (80) (465,440) 65.00 June 2025 (12,200)
Total Written Call Options (Premiums Received
$477,740) (415,202)
WRITTEN PUT OPTIONS (0.19)%
S&P 500 Index (15) (8,931,750) 5,400.00 April 2025 (38,475)
S&P 500 Index (15) (8,931,750) 5,500.00 April 2025 (49,875)
Total Written Put Options (Premiums Received
$84,300) (88,350)
Total Written Options (Premiums Received $562,040) $(503,552)